SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Merchandise	$ 874	$ 825
Raw materials and consumable supplies	22,821	21,537
Finished Goods	4,683	4,856
Total	$ 28,378	$ 27,218